Provisions and other non-current liabilities - Other risks and contingent liabilities (Details)					1 Months Ended	12 Months Ended	252 Months Ended
	Jul. 04, 2023 individual shareholder company	Sep. 15, 2022	Feb. 24, 2022	Apr. 28, 2016 employee	Oct. 31, 2022 item	Dec. 31, 2023 item	Dec. 31, 2040
FERC
Disclosure of contingent liabilities
Number of former employees issued order to show cause | employee				2
Disputing relating to climate | United States
Disclosure of contingent liabilities
Number of litigations in which Corporation and subsidiaries were summoned						3
Dispute relating to completion of Vigilance Plan | France
Disclosure of contingent liabilities
Percentage of reduction in net direct and indirect CO2 emissions, per injunction sought after by certain associations and local communities before Court of Justice							40.00%
Dispute relating to annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | France
Disclosure of contingent liabilities
Number of shareholders seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | shareholder	9
Number of shareholder companies seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | company	2
Number of shareholder individuals seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | individual	7
Complaint accusing of complicity in war crimes in Russian invasion of Ukraine | Terneftegaz JSC
Disclosure of contingent liabilities
% owned			49.00%
Percentage of interest sold		49.00%
Complaint accusing of complicity in war crimes in Russian invasion of Ukraine | Terneftegaz JSC | Novatek
Disclosure of contingent liabilities
% owned			51.00%
Complaint accusing of complicity in war crimes in Russian invasion of Ukraine | France
Disclosure of contingent liabilities
Number of associations who filed simple complaint					2